                           SHORT-TERM INVESTMENTS CO.

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                       Supplement dated August 14, 2003 to
         the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003 and June 12, 2003

The Board of Directors of Short-Term Investments Co. (the "Company") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of Cash Assets Portfolio, a series portfolio of the Company (the "Fund"), as a new series portfolio of Short-Term Investments Trust ("STIT") and, in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of the Company. STIT is an existing Delaware statutory trust.

The Plan provides for a series of transactions to convert the Fund to a corresponding series (the "New Fund") of STIT. Under the Plan, the Fund will transfer all its assets to the corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of the New Fund following the Restructuring will be substantially similar to those of the predecessor Fund. STIT, like the Company, operates as an open-end management investment company.

The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce the costs of the AIM Funds.

The proposed Restructuring of the Fund requires the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of the Fund do not approve the proposed Restructuring, the Fund will continue to operate as a Maryland corporation.
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                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated August 14, 2003 to
                  the Statement of Additional Information dated
               December 18, 2002 as supplemented January 24, 2003,
                        April 17, 2003 and June 12, 2003

The Board of Directors of Short-Term Investments Co. (the "Company") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of Liquid Asset Portfolio, a series portfolio of the Company (the "Fund"), as a new series portfolio of Short-Term Investments Trust ("STIC") and, in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of the Company. STIT is an existing Delaware statutory trust.

The Plan provides for a series of transactions to convert the Fund to a corresponding series (the "New Fund") of STIT. Under the Plan, the Fund will transfer all its assets to the corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of the New Fund following the Restructuring will be substantially similar to those of the predecessor Fund. STIT, like the Company, operates as an open-end management investment company.

The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce the costs of the AIM Funds.

The proposed Restructuring of the Fund requires the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of the Fund do not approve the proposed Restructuring, the Fund will continue to operate as a Maryland corporation.


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                           SHORT-TERM INVESTMENTS CO.

                                 PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated August 14, 2003
                to the Statement of Additional Information dated
               December 18, 2002 as supplemented January 24, 2003,
                        April 17, 2003 and June 12, 2003

The Board of Directors of Short-Term Investments Co. (the "Company") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of Prime Portfolio, a series portfolio of the Company (the "Fund"), as a new series portfolio of Short-Term Investments Trust ("STIC") and, in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of the Company. STIT is an existing Delaware statutory trust.

The Plan provides for a series of transactions to convert the Fund to a corresponding series (the "New Fund") of STIT. Under the Plan, the Fund will transfer all its assets to the corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of the New Fund following the Restructuring will be substantially similar to those of the predecessor Fund. STIT, like the Company, operates as an open-end management investment company.

The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce the costs of the AIM Funds.

The proposed Restructuring of the Fund requires the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of the Fund do not approve the proposed Restructuring, the Fund will continue to operate as a Maryland corporation.